INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details
Loss before income taxes	$ 147,137	$ 160,856	$ 183,934
Statutory income tax rate	27.00%	27.00%	26.00%
Expected income tax benefit	$ 39,727	$ 43,431	$ 47,823
Items not deductible for income tax purposes	(8)	(82)	0
Effect of change in tax rates	0	80,776	0
Underprovided in prior years	107,695	13,017	(125,118)
Unrecognized benefit of deferred tax assets	(147,414)	(137,142)	77,295
Income tax expense	$ 0	$ 0	$ 0